Fair Value Measurements - Schedule of Liabilities Subject to Fair Value Measurements (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 690,000
Level 1 [Member]
Liabilities:
Warrant liabilities	690,000
Level 2 [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Liabilities:
Warrant liabilities